Total Capital and Net Income Per Common Unit - Additional Information - Series C Preferred Units and Series C-1 Preferred Units (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jul. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Limited Partners' Capital Account [Line Items]
Exchange of Convertible Preferred Units (note 12)					$ 20,644
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Public offering made by Partnership	22,000,000
Conversion of Convertible Preferred Units, units	1,900,000
Inducement Premium on Series C Preferred Units Conversion [Member]
Limited Partners' Capital Account [Line Items]
Conversion of Convertible Preferred Units, units	6,400,000
Conversion of convertible preferred units	$ 37,700
Series C Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Public offering made by Partnership		10,400,000
Preferred units dividend rate		8.60%
Contributed capital		$ 249,800
Conversion period		18 months
Shares issued upon conversion		1
Period for optional conversion to common units		3 years
Volume weighted average price of common units, percent of issuance price		150.00%
Series C Preferred Stock [Member] | Induced Exchange of Series C Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Shares converted	1,900,000
Series C Preferred Stock [Member] | Extinguishment of Series C Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Shares converted	8,500,000
Series C-1 Preferred Units [Member]
Limited Partners' Capital Account [Line Items]
Shares issued upon conversion	1.474		1.474		1.474
Period for optional conversion to common units	3 years
Volume weighted average price of common units, percent of issuance price	150.00%
Conversion of Convertible Preferred Units, units	8,500,000
Issuance price (usd per share)	$ 16.25
Dividend payment terms, discount on 10 days trading volume weighted average price, percent	2.00%
Limited Partner [Member]
Limited Partners' Capital Account [Line Items]
Conversion of convertible preferred units			$ 36,960	$ 0	$ 36,960	$ 0
Exchange of Convertible Preferred Units (note 12)			$ 20,231	$ 0	$ 20,231	$ 0
Limited Partner [Member] | Common Units [Member]
Limited Partners' Capital Account [Line Items]
Public offering made by Partnership					21,978,000
Conversion of Convertible Preferred Units, units					8,324,000